Note 15 - Equity Incentive Plans (Details Textual) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	May 18, 2023	Jan. 17, 2022	Apr. 19, 2021	Jun. 01, 2015	Jun. 30, 2024	Jun. 30, 2023	Feb. 13, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number (in shares)					146,539	52,762
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)					113,500	49,212
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)					$ 1.74	$ 4
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount					$ 200	$ 100
Share-Based Payment Arrangement, Expense					$ 2,373	$ 5,722
Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)					1 year 10 months 24 days
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number (in shares)					24,105	38,075
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)					12,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)					$ 1.77
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number (in shares)					1,775	4,963
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)					8 months 12 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)					0	0
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount					$ 0
The 2023 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized (in shares)	200,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)	87,129
The 2023 Equity Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)	10 years
The 2023 Equity Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)	3 years
The 2023 Equity Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)	4 years
The 2023 Equity Incentive Plan [Member] | Restricted Stock and Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)					182,322
The 2023 Equity Incentive Plan [Member] | Restricted Stock and Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)	3 years
The 2023 Equity Incentive Plan [Member] | Restricted Stock and Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)	4 years
The 2023 Equity Incentive Plan [Member] | Restricted Stock [Member]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)					2 years 6 months
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount					$ 1,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value					$ 100
The 2023 Equity Incentive Plan [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Nonemployee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)					12,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)					$ 1.77
The 2023 Equity Incentive Plan [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Nonemployee [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage					33.333%
The 2023 Equity Incentive Plan [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Nonemployee [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage					8.333%
The 2023 Equity Incentive Plan [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Nonemployee [Member] | Share-Based Payment Arrangement, Tranche Seven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage					8.333%
The 2023 Equity Incentive Plan [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Nonemployee [Member] | Share-Based Payment Arrangement, Tranche Eight [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage					8.333%
The 2023 Equity Incentive Plan [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Nonemployee [Member] | Share-Based Payment Arrangement, Tranche Nine [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage					8.333%
The 2023 Equity Incentive Plan [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Nonemployee [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage					8.333%
The 2023 Equity Incentive Plan [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Nonemployee [Member] | Share-Based Payment Arrangement, Tranche Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage					8.333%
The 2023 Equity Incentive Plan [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Nonemployee [Member] | Share-Based Payment Arrangement, Tranche Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage					8.333%
The 2023 Equity Incentive Plan [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Nonemployee [Member] | Share-Based Payment Arrangement, Tranche Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage					8.333%
The 2015 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in shares)							250,000
The 2015 Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)				10 years
The 2015 Plan [Member] | Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)				3 years
The 2015 Plan [Member] | Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)				4 years
The 2015 Plan [Member] | Restricted Stock [Member] | Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)						6,825
The 2015 Plan [Member] | Restricted Stock [Member] | Two Former Board Members [Member]
Share-Based Payment Arrangement, Accelerated Cost					$ 1,500
The 2015 Plan [Member] | Restricted Stock [Member] | Board Members [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Percentage of Grants Rescinded						25.00%
Share-Based Payment Arrangement, Expense						$ 600
The 2015 Plan [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Tranche One [Member] | Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage						33.333%
The 2015 Plan [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage						8.333%
The 2015 Plan [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Tranche Seven [Member] | Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage						8.333%
The 2015 Plan [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Tranche Eight [Member] | Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage						8.333%
The 2015 Plan [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Tranche Nine [Member] | Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage						8.333%
The 2015 Plan [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage						8.333%
The 2015 Plan [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Tranche Six [Member] | Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage						8.333%
The 2015 Plan [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Tranche Five [Member] | Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage						8.333%
The 2015 Plan [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Tranche Four [Member] | Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage						8.333%
The 2015 Plan [Member] | Restricted Stock [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)				4 years
The 2015 Plan [Member] | Restricted Stock [Member] | Minimum [Member] | Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)						$ 3.31
The 2015 Plan [Member] | Restricted Stock [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)				10 years
The 2015 Plan [Member] | Restricted Stock [Member] | Maximum [Member] | Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)						$ 13.4
The 2015 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)				4 years
Neos 2015 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in shares)			5,272
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number (in shares)			3,486
Neos 2015 Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)			10 years
Neos 2015 Plan [Member] | Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)			1 year
Neos 2015 Plan [Member] | Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)			4 years
Neos 2015 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number (in shares)			1,786
Non-plan [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number (in shares)					4
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)					7 months 6 days
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount					$ 200
Non-plan [Member] | Restricted Stock [Member] | Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)		5,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)		$ 27
Non-plan [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Tranche One [Member] | Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage		33.333%
Non-plan [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage		8.333%
Non-plan [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Tranche Seven [Member] | Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage		8.333%
Non-plan [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Tranche Eight [Member] | Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage		8.333%
Non-plan [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Tranche Nine [Member] | Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage		8.333%
Non-plan [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage		8.333%
Non-plan [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Tranche Six [Member] | Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage		8.333%
Non-plan [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Tranche Five [Member] | Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage		8.333%
Non-plan [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Tranche Four [Member] | Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage		8.333%